Warrants - Schedule of Black-Scholes Options Pricing Model with Flowing Inputs (Details) - Warrant [Member]	Jun. 30, 2025
Share price [Member]
Schedule of Black-Scholes Options Pricing Model with Flowing Inputs [Line Items]
Warrants measurement inputs	5.82
Exercise price [Member]
Schedule of Black-Scholes Options Pricing Model with Flowing Inputs [Line Items]
Warrants measurement inputs	3.3
Expected terms (in years) [Member]
Schedule of Black-Scholes Options Pricing Model with Flowing Inputs [Line Items]
Warrants measurement inputs	5
Expected volatility [Member]
Schedule of Black-Scholes Options Pricing Model with Flowing Inputs [Line Items]
Warrants measurement inputs	222.8
Annual risk-free interest rate [Member]
Schedule of Black-Scholes Options Pricing Model with Flowing Inputs [Line Items]
Warrants measurement inputs	4.06